Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 23, 2012
Emerging Markets External Debt Portfolio (Prospectus Summary): | Emerging Markets External Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets External Debt Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio

The stockholders of the Emerging Markets External Debt Portfolio (the "Portfolio") have approved a proposal to change the Portfolio's classification from a diversified fund to a non-diversified fund. Accordingly, effective immediately, the Prospectus is revised as follows:

Risk, Heading	rr_RiskHeading	The following is hereby added after the ninth paragraph in the section of the Prospectus entitled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.